Convertible Preferred Stock, Warrant Liability and Stockholders’ Deficit (Tables)	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Summary of Shares Authorized, Issued, Outstanding, Par Value and Liquidation Preference of Convertible Preferred Stock
The number of authorized, issued and outstanding shares, their par value and liquidation preference for each series of convertible preferred stock as of December 31, 2017 are disclosed in the table below (dollar amounts in thousands, except per share information):

Convertible Preferred Stock	Par Value	Authorized shares	Outstanding and Issued shares	Liquidation Preference
Series A	$0.01	68,558,220	68,558,220	$19,774
Series A-1	0.01	24,760,915	24,760,915	49,522
Series B	0.01	35,775,880	35,775,880	21,581
Series C	0.01	24,404,770	24,404,770	70,075
Series D	0.01	23,888,640	23,888,640	165,000
Series E-1	0.01	35,544,141	—	—
Series E-2	0.01	16,858,078	—	—
Series F	0.01	177,720,707	3	—
Series G	0.01	37,249,497	37,249,497	50,000
		444,760,848	214,637,925	$375,952

Schedule of Assumptions Used
The Company determined the fair value of the outstanding Series E-1 Convertible Preferred Stock Warrants utilizing the following assumptions as of the following dates:

	December 31, 2017	December 31, 2016
Volatility	40.0%	40.0%
Risk-free interest rate	2.38%	2.45%
Remaining contractual term (in years)	9.04	9.96
Dividend yield	0%	0%
The Company determined the fair value of the outstanding Series F Convertible Preferred Stock warrants utilizing the following assumptions as of December 31, 2017:

December 31, 2017
Volatility	40.0%
Risk-free interest rate	2.38%
Remaining contractual term (in years)	9.16
Dividend yield	0%

Schedule of Stockholders' Equity Note, Warrants or Rights
The combined activity of the Convertible Preferred Stock Warrant Liability is as follows (in thousands):

Balance at January 1, 2016	$—
Warrants vested	21,704
Change in Fair Value	7
Balance at December 31, 2016	21,711
Warrants Vested	65,516
Change in Fair Value	29,139
Balance at December 31, 2017	$116,366